Property, plant and equipment	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

2.7 Property, plant and equipment

Accounting policy

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment, if any. Costs directly attributable to acquisition are capitalized until the property, plant and equipment are ready for use, as intended by management. The charge in respect of periodic depreciation is derived at after determining an estimate of an asset’s expected useful life and the expected residual value at the end of its life. The Group depreciates property, plant and equipment over their estimated useful lives using the straight-line method. The estimated useful lives of assets are as follows:

Buildings	22 - 25 years
Plant and machinery(1)	5 years
Computer equipment	3-5 years
Furniture and fixtures	5 years
Vehicles	5 years
Leasehold improvements	Lower of useful life of the asset or lease term
(1)
Includes solar plant with a useful life of 25 years.

Depreciation methods, useful lives and residual values are reviewed periodically, including at each financial year end. The useful lives are based on historical experience with similar assets as well as anticipation of future events, which may impact their life, such as changes in technology.

Advances paid towards the acquisition of property, plant and equipment outstanding at each balance sheet date and the cost of assets not ready to use before such date are disclosed under ‘Capital work-in-progress’. Subsequent expenditures relating to property, plant and equipment is capitalized only when it is probable that future economic benefits associated with these will flow to the Group and the cost of the item can be measured reliably. The cost and related accumulated depreciation are eliminated from the financial statements upon sale or retirement of the asset.

Impairment

Property, plant and equipment are evaluated for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. For the purpose of impairment testing, the recoverable amount (i.e. the higher of the fair value less cost to sell and the value-in-use) is determined on an individual asset basis unless the asset does not generate cash flows that are largely independent of those from other assets. In such cases, the recoverable amount is determined for the Cash Generating Unit (CGU) to which the asset belongs.

If such assets are considered to be impaired, the impairment to be recognized in the net profit in the consolidated statement of comprehensive income is measured by the amount by which the carrying value of the assets exceeds the estimated recoverable amount of the asset. An impairment loss is reversed in the net profit in the consolidated statement of comprehensive income if there has been a change in the estimates used to determine the recoverable amount. The carrying amount of the asset is increased to its revised recoverable amount, provided that this amount does not exceed the carrying amount that would have been determined (net of any accumulated depreciation) had no impairment loss been recognized for the asset in prior years.

Following are the changes in the carrying value of property, plant and equipment for fiscal 2026:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2025	173	1,371	632	1,088	386	6	3,656
Additions	3	77	47	170	26	—	323
Additions - Business Combination (Refer to Note 2.10)	—	—	—	1	—	—	1
Deletions*#	(7)	(1)	(11)	(147)	(18)	(1)	(185)
Translation difference	(17)	(121)	(64)	(100)	(31)	—	(333)
Gross carrying value as of March 31, 2026	152	1,326	604	1,012	363	5	3,462
Accumulated depreciation as of April 1, 2025	—	(627)	(511)	(820)	(315)	(5)	(2,278)
Depreciation	—	(51)	(39)	(122)	(27)	—	(239)
Accumulated depreciation on deletions*#	—	—	10	145	18	1	174
Translation difference	—	60	54	76	25	—	215
Accumulated depreciation as of March 31, 2026	—	(618)	(486)	(721)	(299)	(4)	(2,128)
Capital work-in-progress as of April 1, 2025							119
Carrying value as of April 1, 2025	173	744	121	268	71	1	1,497
Capital work-in-progress as of March 31, 2026							72
Carrying value as of March 31, 2026	152	708	118	291	64	1	1,406

* During fiscal 2026, certain assets which were not in use having gross book value of $129 million (net book value: Nil), were retired

Following are the changes in the carrying value of property, plant and equipment for fiscal 2025:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2024	171	1,411	637	1,032	406	6	3,663
Additions	6	5	30	154	22	—	217
Additions - Business Combination (Refer to Note 2.10)	—	—	1	1	3	—	5
Deletions*#	—	(13)	(20)	(75)	(36)	—	(144)
Translation difference	(4)	(32)	(16)	(24)	(9)	—	(85)
Gross carrying value as of March 31, 2025	173	1,371	632	1,088	386	6	3,656
Accumulated depreciation as of April 1, 2024	—	(590)	(498)	(765)	(322)	(5)	(2,180)
Depreciation	—	(52)	(44)	(148)	(35)	—	(279)
Accumulated depreciation on deletions*#	—	2	18	73	35	—	128
Translation difference	—	13	13	20	7	—	53
Accumulated depreciation as of March 31, 2025	—	(627)	(511)	(820)	(315)	(5)	(2,278)
Capital work-in-progress as of April 1, 2024							54
Carrying value as of April 1, 2024	171	821	139	267	84	1	1,537
Capital work-in progress as at March 31, 2025							119
Carrying value as at March 31, 2025	173	744	121	268	71	1	1,497

* During fiscal 2025, certain assets which were not in use having gross book value of $60 million (net book value: Nil), were retired

Following are the changes in the carrying value of property, plant and equipment for fiscal 2024:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2023	174	1,407	625	1,037	409	6	3,658
Additions	—	36	40	112	24	—	212
Deletions*#	—	(7)	(19)	(102)	(20)	—	(148)
Translation difference	(3)	(25)	(9)	(15)	(7)	—	(59)
Gross carrying value as of March 31, 2024	171	1,411	637	1,032	406	6	3,663
Accumulated depreciation as of April 1, 2023	—	(552)	(468)	(709)	(300)	(5)	(2,034)
Depreciation	—	(54)	(56)	(167)	(47)	—	(324)
Accumulated depreciation on deletions*#	—	7	18	101	19	—	145
Translation difference	—	9	8	10	6	—	33
Accumulated depreciation as of March 31, 2024	—	(590)	(498)	(765)	(322)	(5)	(2,180)
Capital work-in-progress as of April 1, 2023							55
Carrying value as of April 1, 2023	174	855	157	328	109	1	1,679
Capital work-in-progress as of March 31, 2024							54
Carrying value as of March 31, 2024	171	821	139	267	84	1	1,537

* During fiscal 2024, certain assets which were not in use having gross book value of $93 million (net book value: Nil), were retired

# Proceeds from sale of property, plant and equipment amounted to $31 million, $20 million and $1 million for the year ended March 31, 2026, March 31, 2025 and March 31, 2024 respectively.

The aggregate depreciation expense is included in cost of sales in the consolidated statement of comprehensive income.

Repairs and maintenance costs are recognized in the consolidated statement of comprehensive income when incurred.

Consequent to the Companies (Corporate Social Responsibility Policy) Amendment Rules, 2021 (“the Rules”), the Company was required to transfer its CSR capital assets installed prior to January 2021. Towards this the Company had incorporated a subsidiary ‘Infosys Green Forum’ (IGF) under Section 8 of the Companies Act, 2013. During the year ended March 31, 2022, the Company had completed the transfer of assets upon obtaining the required approvals from regulatory authorities, as applicable. During fiscal 2024, the application filed by IGF for regularization of the provisional registration was rejected and registration cancelled vide order dated March 26, 2024 by Income Tax Commissioner (Exemption). IGF had filed an appeal before Income Tax Appellate Tribunal (ITAT) against the order. During fiscal 2026, ITAT had upheld the order of Commissioner (Exemption) and dismissed the IGF’s appeals. IGF has filed an appeal before the Hon’ble High Court against the ITAT order.

The Group had contractual commitments for capital expenditure primarily comprising of commitments for infrastructure facilities and computer equipment aggregating to $141 million and $109 million as of March 31, 2026, and March 31, 2025, respectively.

2.7.1 Capital work-in-Progress

The changes in capital work-in-progress for the year ended March 31, 2026, March 31, 2025 and March 31, 2024 are as follows:

(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Balance at the beginning	95	35	35
Additions	291	273	213
Capitalised	(320)	(211)	(212)
Translation differences	(11)	(2)	(1)
Balance at the end	55	95	35